Revenue	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue
18.
Revenue

The following table summarizes revenue by the Company’s service offerings:

	For the three months ended December 31, 2023	For the three months ended December 31, 2022	For the nine months ended December 31, 2023	For the nine months ended December 31, 2022
Revenue from services
Commission and Distribution Income	8,157,336	2,785,167	17,617,282	6,804,247
Income from Insurance as a Service	7,484,105	531,478	19,105,650	1,750,146
	15,641,441	3,316,645	36,722,932	8,554,393

There was one customer that individually represented 33% of the Company’s revenue for the three months ended December 31, 2023 and one customer that individually represented 30% of the Company’s revenue for the three months ended December 31, 2022

Contract balances

The following table provides information about receivables and contract liabilities from contracts with customers:

	As of December 31, 2023	As of March 31, 2023
Contract liabilities
Deferred revenue	1,423,827	108,442
Total contract liabilities	1,423,827	108,442
Contract assets
Unbilled revenue	2,134,765	868,382
Total contract assets	2,134,765	868,382

The Company records deferred revenue when cash payments are received or due in advance of Company’s performance. Deferred revenue primarily relate to commission and distribution income and insurance as a service. The amount of revenue recognized for the period ended December 31, 2023 that was included in the deferred revenue balance as of March 31, 2023 was $108,442. The amount of revenue recognized in the year ended March 31, 2023 that was included in the deferred revenue balance as of March 31, 2022 was $292,031. The Company’s remaining performance obligations in contracts with customers will be completed within 12 months from the reporting date.

Contract assets represent a conditional right to consideration for satisfied performance obligations that become a receivable when the conditions are satisfied. Contract assets are generated when contractual billing schedules differ from the timing of revenue recognition or cash collection and are included in “prepayments and other current assets” in the consolidated balance sheets which will be billed in the month subsequent to the period in which performance obligations were satisfied.

15.
Revenue

The following table summarizes revenue by the Company’s service offerings:

	For the year ended March 31, 2023	For the year ended March 31, 2022
Revenue from services
Commission and Distribution Income	9,173,671	7,002,438
Income from Insurance as a Service	4,386,827	2,986,290
	13,560,498	9,988,728

There were two customers that individually represented 23.98% and 15% of the Company’s revenue for the year ended March 31, 2023 and two customers that individually represented 25 % and 14 % of the Company’s accounts receivable balance as of March 31, 2023.

There was one customer that individually represented 10.00% of the Company’s revenue for the year ended March 31, 2022 and four customers that individually represented 21.18%, 17.72%, 15.11% and 14.62% of the Company’s accounts receivable balance as of March 31, 2022.

Contract balances

The following table provides information about receivables and contract liabilities from contracts with customers

Contract liabilities

	As of March 31, 2023	As of March 31, 2022
Deferred revenue	108,442	292,031
Total contract liabilities	108,442	292,031
Contract assets
Unbilled revenue	868,382	1,264,837
Total contract assets	868,382	1,264,837

The Company records deferred revenues when cash payments are received or due in advance of Company’s performance. Deferred revenues primarily relate to commission and distribution income and insurance as a service. The amount of revenue recognized for the year ended March 31, 2023 that was included in the deferred revenue balance as of March 31, 2022 was $292,031. The amount of revenue recognized in the year ended March 31, 2022 that was included in the deferred revenue balance as of March 31, 2021 was $175,142. The Company’s remaining performance obligations in contracts with customers will be completed within 12 months from the reporting date.

Contract assets represent a conditional right to consideration for satisfied performance obligations that become a receivable when the conditions are satisfied. Contract assets are generated when contractual billing schedules differ from the timing of revenue recognition or cash collection and are included in “prepayments and other current assets” in the consolidated balance sheets which will be billed in the month subsequent to the period in which performance obligations were satisfied.